Condensed Consolidated Statement of Cashflows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net Loss	$ (3,432,452)	$ (192,862)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Depreciation and amortization	99
Share-based compensation expense	1,075,786
Interest forgiven		32,153
Changes in operating assets and liabilities:
Due to related party	137,401	11,748
Contract assets	(211,454)	33,639
Account receivables	7,452	(10,425)
Prepaid expenses	(37,661)
Rent deposit		(5,569)
Non-cash operating lease expense	44,512	34,242
Deferred offering costs		50,416
Right-of-use liabilities	(44,478)	(33,560)
Contract liabilities	24,423	(1,818)
Account payable	32,144	(14,352)
Accrued expenses	3,478,821	3,989
Net cash provided from (used in) operating activities	1,074,593	(92,399)
Cash flows from investing activities:
Purchases of property and equipment	(997,608)
Capitalized internal-use software	(15,043,691)
Net cash used in investing activities	(16,041,299)
Cash flows from financing activities:
Proceeds from issuance of common stock upon initial public offering, net of underwriting discounts, commissions and other offering costs	15,308,000
Shareholder investment	37,000
Net cash provided from financing activities	15,345,000
Net change in cash	378,294	(92,399)
Effect of currency translation on cash and cash equivalents	95,542	1,292
Cash and cash equivalents, beginning of period	31,950	268,160
Cash and cash equivalents, end of period	505,786	177,053
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	7,076	8,582
Cash paid for taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Establishment of ROU asset and liabilities	59,600	63,352
Shareholder distribution		600,000
Debt conversion		600,000
Stock Issued for services		85,800
Deferred IPO costs reclassified to APIC	$ 266,028